Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss	$ 7,000	$ 202,000	$ 546,000
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of CGU	$ 0